LEASES - Balance sheet information (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025
LEASES
Operating lease right-of-use assets	$ 677,749		$ 394,568
Operating lease right-of-use assets- accumulated amortization	(285,586)		(250,033)
Operating lease right-of-use assets, net	392,163		144,535
Operating lease liabilities, current	134,994		93,719
Operating lease liabilities, non-current	285,360		66,926
Total operating lease liabilities	$ 420,354		$ 160,645
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	4 years 25 days		2 years 4 months 13 days
Weighted average discount rate	4.31%		4.31%
Operating lease expenses	$ 60,424	$ 44,983